Expense Example, No Redemption - PUTNAM FOCUSED INTERNATIONAL EQUITY FUND - Class R6	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	$ 2,024